Financial instruments (Details 2) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Net gain/(loss) recognized in finance costs in respect of foreign exchange derivative contracts	₨ (257)		₨ 168	₨ 699
Net gain/(loss) recognized in equity in respect of hedges of highly probable forecast transactions	180	$ 3	(82)	968
Net gain/(loss) recognized as component of revenue	₨ (524)		₨ 651	₨ (683)